Other short-term borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.38% to 0.44%	$ 400,000	$ 635,000
Others	1,200	1,200
Total other short-term borrowings	$ 401,200	$ 636,200